Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Significant Related Party Transactions	b) Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

Key Management Personnel Compensation
d)
Key management personnel compensation

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	186,854	243,405	211,620
Post-employment compensation	4,258	2,156	2,197
	191,112	245,561	213,817